(36) CONDENSED UNCONSOLIDATED FINANCIAL INFORMATION (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and cash equivalents	R$ 1,891,457	R$ 3,249,642	R$ 6,164,997	R$ 5,682,802
Other receivables	811,005	900,498
Total current assets	9,402,316	9,581,211
Deferred tax assets	956,380	943,199
Investments	980,362	1,001,550
Other receivables	927,440	840,192
Total noncurrent assets	32,809,214	31,701,702
Total assets	42,211,530	41,282,912
LIABILITIES
Other payables	979,296	961,306
Total current liabilities	8,415,132	11,378,688
Debentures	8,023,493	7,473,454
Other payables	475,396	426,889
Total noncurrent liabilities	21,264,015	18,717,880
Equity	10,262,749	8,961,528
Total liabilities and equity	42,211,530	41,282,912
Unconsolidated [member]
ASSETS
Cash and cash equivalents	79,364	6,581	R$ 64,973	R$ 424,192
Dividends and interest on capital	701,731	204,807
Other receivables	18,504	63,994
Total current assets	799,599	275,383
Deferred tax assets	112,522	145,779
Investments	9,816,139	8,557,673
Other receivables	79,693	484,814
Total noncurrent assets	10,008,354	9,188,265
Total assets	10,807,954	9,463,648
LIABILITIES
Debentures	0	1,938
Dividends and interest on capital	491,602	281,919
Other payables	39,778	19,955
Total current liabilities	531,380	303,812
Debentures	0	184,388
Provision for tax, civil and labor risks	241	600
Other payables	13,584	13,320
Total noncurrent liabilities	13,825	198,307
Equity	10,262,749	8,961,528
Total liabilities and equity	R$ 10,807,954	R$ 9,463,648